Pay vs Performance Disclosure - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2021	Jan. 29, 2022	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The information below presents the relationship between the compensation of the company’s named executive officer and certain performance measures in accordance with Item 402(v) of Regulation S-K (“Pay Versus Performance Table”). For a discussion of the company’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
Pay Versus Performance Table
The information below presents the relationship between compensation actually paid (“CAP”) of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K.
Year (a)	Summary Compensation Table total for first Principal Executive Officer (“PEO”) ($)[1] (b)	Compensation actually paid to first PEO ($)[2] (c)	Summary Compensation Table total for second PEO ($)[1] (b)	Compensation actually paid to second PEO ($)[2] (c)	Average Summary Compensation Table total for non-PEO NEOs ($)[1] (d)	Average compensation actually paid to Non-PEO NEOs ($)[2] (e)	Value of initial fixed $100 investment based on:		Net income (millions) ($) (h)	Adjusted EBITDA (millions) ($)[4] (i)
							Total shareholder return ($) (f)	Peer group total shareholder return ($)[3] (g)

2024	13,608,152	39,628,190	—	—	3,160,495	7,723,158	482.70	227.91	534	1,091
2023	10,858,552	6,059,860	—	—	3,021,845	2,293,990	314.38	174.14	524	1,088
2022	12,249,164	23,888,302	—	—	3,548,597	6,422,497	339.67	123.99	513	914
2021	16,340,546	37,445,973	21,626,020	15,984,701	3,681,469	7,736,013	282.31	149.72	427	880
2020			16,157,250	20,079,361	4,171,404	10,557,454	205.02	141.39	421	857

(1)
For 2024, 2023, and 2022, the PEO is Mr. Eddy. For 2021, the first PEO is Mr. Eddy, who was appointed as president and chief executive officer on April 19, 2021. The second PEO is Mr. Delaney, who served as our PEO in 2020 and 2021 until he passed away unexpectedly on April 8, 2021. Our non-PEO NEOs for the covered years are as follows:

2020	2021	2022	2023	2024

Bob Eddy	Laura Felice	Laura Felice	Laura Felice	Laura Felice
Paul Cichocki	Paul Cichocki	Paul Cichocki	Paul Cichocki	Paul Cichocki
Jeff Desroches	Jeff Desroches	Jeff Desroches	Jeff Desroches	Jeff Desroches
Scott Kessler	Bill Werner	Scott Kessler	Bill Werner	Bill Werner
Chris Baldwin				Graham Luce

In 2020, Mr. Eddy served as our executive vice president, chief financial and administrative officer.
(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:

Year	Summary Compensation Table total ($)	Total equity award Adjustments ($)	Compensation actually paid ($)

First PEO (Mr. Eddy)
2024	13,608,152	26,020,038	39,628,190
Non-PEO NEOs
2024	3,160,495	4,562,662	7,723,158

The total equity award adjustments for each applicable fiscal year are detailed below:

Year	Value of equity awards disclosed in the Summary Compensation Table ($)	Year end fair value of equity awards granted in the year and unvested ($)	Year-over-year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in year ($)	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Total equity award adjustments ($)

First PEO (Mr. Eddy)
2024	(9,499,864)	20,604,975	12,260,841	0	2,654,085	0	26,020,038
Non-PEO NEOs
2024	(1,864,940)	4,044,984	1,974,652	0	407,966	0	4,562,662

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.
(3)	Represents total shareholder return for the S&P 500 Retail Index.
(4)	Represents Adjusted EBITDA, which is defined in the Compensation Discussion and Analysis section of this Proxy Statement.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2024, 2023, and 2022, the PEO is Mr. Eddy. For 2021, the first PEO is Mr. Eddy, who was appointed as president and chief executive officer on April 19, 2021. The second PEO is Mr. Delaney, who served as our PEO in 2020 and 2021 until he passed away unexpectedly on April 8, 2021. Our non-PEO NEOs for the covered years are as follows:

2020	2021	2022	2023	2024

Bob Eddy	Laura Felice	Laura Felice	Laura Felice	Laura Felice
Paul Cichocki	Paul Cichocki	Paul Cichocki	Paul Cichocki	Paul Cichocki
Jeff Desroches	Jeff Desroches	Jeff Desroches	Jeff Desroches	Jeff Desroches
Scott Kessler	Bill Werner	Scott Kessler	Bill Werner	Bill Werner
Chris Baldwin				Graham Luce

In 2020, Mr. Eddy served as our executive vice president, chief financial and administrative officer.

Peer Group Issuers, Footnote
(3)	Represents total shareholder return for the S&P 500 Retail Index.

Adjustment To PEO Compensation, Footnote
(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:

Year	Summary Compensation Table total ($)	Total equity award Adjustments ($)	Compensation actually paid ($)

First PEO (Mr. Eddy)
2024	13,608,152	26,020,038	39,628,190
Non-PEO NEOs
2024	3,160,495	4,562,662	7,723,158

The total equity award adjustments for each applicable fiscal year are detailed below:

Year	Value of equity awards disclosed in the Summary Compensation Table ($)	Year end fair value of equity awards granted in the year and unvested ($)	Year-over-year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in year ($)	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Total equity award adjustments ($)

First PEO (Mr. Eddy)
2024	(9,499,864)	20,604,975	12,260,841	0	2,654,085	0	26,020,038
Non-PEO NEOs
2024	(1,864,940)	4,044,984	1,974,652	0	407,966	0	4,562,662

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount			$ 3,160,495	$ 3,021,845	$ 3,548,597	$ 3,681,469	$ 4,171,404
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,723,158	2,293,990	6,422,497	7,736,013	10,557,454
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:

Year	Summary Compensation Table total ($)	Total equity award Adjustments ($)	Compensation actually paid ($)

First PEO (Mr. Eddy)
2024	13,608,152	26,020,038	39,628,190
Non-PEO NEOs
2024	3,160,495	4,562,662	7,723,158

The total equity award adjustments for each applicable fiscal year are detailed below:

Year	Value of equity awards disclosed in the Summary Compensation Table ($)	Year end fair value of equity awards granted in the year and unvested ($)	Year-over-year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in year ($)	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Total equity award adjustments ($)

First PEO (Mr. Eddy)
2024	(9,499,864)	20,604,975	12,260,841	0	2,654,085	0	26,020,038
Non-PEO NEOs
2024	(1,864,940)	4,044,984	1,974,652	0	407,966	0	4,562,662

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular list of performance measures
The following table lists the financial performance measures that the company considers to be the most important financial performance measures used by the company to link compensation actually paid to its NEOs for the most recently completed fiscal year to performance of the company.

Adjusted EBITDA
Comparable club sales
Adjusted EPS

Total Shareholder Return Amount			$ 482.7	314.38	339.67	282.31	205.02
Peer Group Total Shareholder Return Amount			227.91	174.14	123.99	149.72	141.39
Net Income (Loss)			$ 534,000,000	$ 524,000,000	$ 513,000,000	$ 427,000,000	$ 421,000,000
Company Selected Measure Amount			1,091,000,000	1,088,000,000	914,000,000	880,000,000	857,000,000
PEO Name	Mr. Delaney	Mr. Eddy	Mr. Eddy	Mr. Eddy	Mr. Eddy		Mr. Delaney
Equity Awards Adjustments, Footnote
The total equity award adjustments for each applicable fiscal year are detailed below:

Year	Value of equity awards disclosed in the Summary Compensation Table ($)	Year end fair value of equity awards granted in the year and unvested ($)	Year-over-year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in year ($)	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Total equity award adjustments ($)

First PEO (Mr. Eddy)
2024	(9,499,864)	20,604,975	12,260,841	0	2,654,085	0	26,020,038
Non-PEO NEOs
2024	(1,864,940)	4,044,984	1,974,652	0	407,966	0	4,562,662

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Comparable club sales
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EPS
Mr. Eddy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,608,152	$ 10,858,552	$ 12,249,164	$ 16,340,546
PEO Actually Paid Compensation Amount			39,628,190	6,059,860	23,888,302	37,445,973
Mr. Delaney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	21,626,020	$ 16,157,250
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ 15,984,701	$ 20,079,361
PEO | Mr. Eddy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,020,038
PEO | Mr. Eddy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,499,864)
PEO | Mr. Eddy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,604,975
PEO | Mr. Eddy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,260,841
PEO | Mr. Eddy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Eddy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,654,085
PEO | Mr. Eddy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,562,662
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,864,940)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,044,984
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,974,652
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			407,966
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0